FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	$ 626	$ (135)
Reserve of cash flow hedges	392	(38)
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	321	(74)
Reserve of cash flow hedges	12	(86)
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	3	(21)
Reserve of cash flow hedges	15	(22)
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	206	(41)
Reserve of cash flow hedges	38	(8)
1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	107	1
Reserve of cash flow hedges	(28)	34
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(11)	0
Reserve of cash flow hedges	355	44
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	329	(118)
Reserve of cash flow hedges	4	(141)
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	329	(83)
Reserve of cash flow hedges	0	(95)
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	4	(25)
Reserve of cash flow hedges	0	(26)
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	(10)
Reserve of cash flow hedges	4	(20)
Foreign exchange contracts | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(1)	0
Reserve of cash flow hedges	0	0
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(3)	0
Reserve of cash flow hedges	0	0
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(20)	20
Reserve of cash flow hedges	(390)	19
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(8)	9
Reserve of cash flow hedges	(34)	9
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(1)	4
Reserve of cash flow hedges	(32)	4
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	6
Reserve of cash flow hedges	(59)	5
Commodities | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(3)	1
Reserve of cash flow hedges	(115)	1
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(8)	0
Reserve of cash flow hedges	(150)	0
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	317	(37)
Reserve of cash flow hedges	778	84
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	46	0
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	47	0
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	206	(37)
Reserve of cash flow hedges	93	7
Emission rights | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	111	0
Reserve of cash flow hedges	87	33
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	$ 505	$ 44